Deferred Credits (Disclosure of Deferred Credits) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 389	$ 406
Iru Prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	374	387
Equipment Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	13	17
Deposit On Future Fibre Sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 2	$ 2